OTHER DISCLOSURES - COMMITMENTS - Other Guarantees and Security for Debt (Details) - DKK DKK in Millions	Dec. 31, 2017	Dec. 31, 2016
Additional information [abstract]
Other guarantees primarily related to guarantees issued by Novo Nordisk in relation to rented property	DKK 752	DKK 808
Land, buildings and equipment etc at carrying amount	DKK 3	DKK 68